GOODWILL (Details Textual) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		40.00%
Additional recognition, goodwill	[1]	$ 102,376	$ 2,805
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		94.99%
Consesionaria Vial del Pacifico Covipacifico S.A.S [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		40.00%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements		$ 853,401
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Leasing Bogota Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows		10 years
Recoverable amount of asset or cash-generating unit		$ 17,054,833	14,362,910
Book value of cash-generating unit		$ 11,349,292	10,428,240
Growth rate used to extrapolate cash flow projections		3.00%
Discount rate applied to cash flow projections		11.30%
Incrase/decrase in discount rate applied to cash flow projections		1.00%
Value-in-use of the cash-generating units to which the goodwill was allocated		$ 14,510,903
Exceeds the Book Value Of Cash generating Unit		$ 5,705,541
Inside Banco de Bogota S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows		5 years
Recoverable amount of asset or cash-generating unit		$ 9,483,254	9,976,659
Book value of cash-generating unit		$ 7,353,562	5,579,593
Growth rate used to extrapolate cash flow projections		3.50%
Discount rate applied to cash flow projections		14.00%
Incrase/decrase in discount rate applied to cash flow projections		1.00%
Exceeds the Book Value Of Cash generating Unit		$ 2,129,692
Pensiones y Cesantias Porvenir S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows		20 years
Recoverable amount of asset or cash-generating unit		$ 9,610,514	9,187,043
Book value of cash-generating unit		$ 2,888,669	$ 2,433,816
Growth rate used to extrapolate cash flow projections		3.50%
Discount rate applied to cash flow projections		13.00%
Incrase/decrase in discount rate applied to cash flow projections		1.00%
Value-in-use of the cash-generating units to which the goodwill was allocated		$ 8,653,365
Exceeds the Book Value Of Cash generating Unit		6,721,845
Banco de Bogota [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Value-in-use of the cash-generating units to which the goodwill was allocated		$ 8,724,594

[1]	Corficolombiana acquired in 2017 an additional 40 % of the Concesionaria Vial del Pacífico – Covipacífico S.A.S., located in Colombia. The business acquisition generated Goodwill of Ps. 102,376 which was included in the Financial Statements of Grupo Aval at the end of the 2017 accounting period. (this acquisition is considered non-significant)